Subsequent Events - Additional Information (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2025 CHF (SFr)	Jul. 31, 2025 $ / shares	Jul. 31, 2025 CHF (SFr) SFr / shares shares	Feb. 18, 2025 $ / shares	Feb. 18, 2025 SFr / shares
Disclosure of non-adjusting events after reporting period [line items]
Amounts drawn	SFr 0	SFr 0
Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Remaining number of warrants | shares				133,248
Ordinary Shares | Follow-on public offering
Disclosure of non-adjusting events after reporting period [line items]
Per share purchase price | (per share)					$ 20	SFr 18.05
Ordinary Shares | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Warrants issued | shares				361,011
Amended Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Amounts drawn	SFr 0	SFr 0
Amended Loan Agreement | Maximum | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Current borrowing capacity				SFr 75,000,000
Maximum borrowing capacity				100,000,000
Additional borrowings				25,000,000
Amended Loan Agreement | Loan 1 | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Current borrowing capacity				25,000,000
Amended Loan Agreement | Loan 2 | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Current borrowing capacity				25,000,000
Amended Loan Agreement | Loan 3 | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Current borrowing capacity				SFr 25,000,000
Amended warrant | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Per share purchase price | (per share)			$ 18.64	SFr 15.15
Amended warrant | Ordinary Shares | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Per share purchase price | (per share)			$ 12.17	SFr 11.11
Warrant vested and exercisable | shares				59,310
Warrants previously granted | shares				43,321
Amended warrant | Maximum | Ordinary Shares | Events after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Warrants issued | shares				494,259